Deposits (Tables)	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Summary of Deposits

The following is a summary of deposits at December 31, 2016 and 2015 (in thousands):

	At December 31,
	2016	2015
Noninterest-bearing demand	$217,418	$89,114
Interest-bearing demand	97,807	64,984
Money Market	215,178	100,348
Savings	41,342	33,645
Time deposits under $100	41,567	39,543
Time deposits of $100 or more	116,637	71,477

Total deposits	$729,949	$399,111

Schedule of Maturities of Time Deposits	At December 31, 2016, the scheduled maturities of time deposits are as follows (in thousands):

Year Ending December 31,	Amount
2017	$144,169
2018	9,562
2019	3,798
2020	369
2021	306

$158,204